UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2011

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  November 9, 2011

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 45
Form 13 F Information Table Value Total: 182,180

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      617     8590 SH       SOLE                     8590
AT&T Corp New                  COM              00206r102     1647    57740 SH       SOLE                    57740
Abbott Laboratories            COM              002824100     6875   134430 SH       SOLE                   134430
Agilent Technologies Inc       COM              00846U101     4103   131280 SH       SOLE                   131280
Agnico-Eagle Mines LTD         COM              008474108     8104   136160 SH       SOLE                   136160
Alliant Energy Corp            COM              018802108     2934    75855 SH       SOLE                    75855
Barrick Gold Corp              COM              067901108     4653    99740 SH       SOLE                    99740
Berkshire Hathaway Inc - Class COM              084670702      401     5650 SH       SOLE                     5650
Berkshire Hathaway Inc-CL A    COM              084670108      214        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108    10637   338979 SH       SOLE                   338979
CONSOL Energy Inc              COM              20854P109     5212   153625 SH       SOLE                   153625
CVS/Caremark Corp              COM              126650100     5443   162045 SH       SOLE                   162045
Central Fund Canada CL A       COM              153501101     8384   405215 SH       SOLE                   405215
Central Gold Trust             COM              153546106     9850   154310 SH       SOLE                   154310
Chubb Corporation              COM              171232101      253     4224 SH       SOLE                     4224
Cisco Systems Inc              COM              17275R102     3129   201863 SH       SOLE                   201863
Coca-Cola Co                   COM              191216100      662     9795 SH       SOLE                     9795
ConocoPhillips                 COM              20825C104     1558    24601 SH       SOLE                    24601
DuPont E I de Nemours & Co     COM              263534109     2167    54221 SH       SOLE                    54221
Emerson Electric Co            COM              291011104      296     7169 SH       SOLE                     7169
Exelon Corporation             COM              30161N101     6110   143395 SH       SOLE                   143395
Exxon Mobil Corporation        COM              30231G102     1387    19102 SH       SOLE                    19102
Frontier Communications Corp   COM              35906A108     3952   646791 SH       SOLE                   646791
General Electric Co            COM              369604103     3038   199598 SH       SOLE                   199598
Helmerich & Payne              COM              423452101     4704   115863 SH       SOLE                   115863
Hewlett Packard Co             COM              428236103    15332   682922 SH       SOLE                   682922
Intel Corp                     COM              458140100     5229   245110 SH       SOLE                   245110
International Business Machine COM              459200101     9446    54015 SH       SOLE                    54015
Johnson & Johnson              COM              478160104      801    12581 SH       SOLE                    12581
Lilly Eli & Co                 COM              532457108     4442   120145 SH       SOLE                   120145
Merck & Co. Inc                COM              58933Y105      473    14455 SH       SOLE                    14455
National Penn Bancshares Inc   COM              637138108      149    21233 SH       SOLE                    21233
Penn West Petroleum LTD        COM              707887105     4208   284900 SH       SOLE                   284900
Pitney-Bowes                   COM              724479100     4124   219340 SH       SOLE                   219340
PolyMedix Inc                  COM              73174C100        7    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109     1032    16329 SH       SOLE                    16329
SAIC, Inc                      COM              78390X101     2713   229700 SH       SOLE                   229700
Southern Co                    COM              842587107     5609   132390 SH       SOLE                   132390
TECO Energy Inc                COM              872375100     5216   304470 SH       SOLE                   304470
Union Pacific Corp             COM              907818108      319     3905 SH       SOLE                     3905
Verizon Communications         COM              92343V104     8881   241339 SH       SOLE                   241339
Wal-Mart Stores Inc            COM              931142103      517     9955 SH       SOLE                     9955
Windstream Corporation         COM              97381W104     8780   753680 SH       SOLE                   753680
Xcel Energy Inc                COM              98389B100     8147   329960 SH       SOLE                   329960
Vanguard Utilities ETF                          92204a876      428 5983.0000SH       SOLE                5983.0000